PARENT ONLY FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
PARENT ONLY FINANCIAL INFORMATION
Schedule of condensed financial statements

Condensed Balance Sheets

	As of December 31,
	2019	2020
Assets

Current assets
Cash	2,560,388	12,312,249
Prepaid expenses	7,048	39,187
Other current assets	21,537	23,136
Total current assets	2,588,973	12,374,572
Restricted cash	27,225	—
Investment and loans to subsidiaries	11,539,590	16,146,058
Other non-current assets	4,954	3,616
Total assets	14,160,742	28,524,246

Liabilities, Mezzanine Equity and Shareholders’ Equity

Current liabilities
Accounts payable	7,168	12,451
Accrued expenses and other payables	49,546	29,790
Due to subsidiaries	928	868
Total current liabilities	57,642	43,109

Long-term borrowings	681,235	—
Convertible bonds payable	2,049,654	1,928,466
Other long-term liabilities	16,649	5,769
Total liabilities	2,805,180	1,977,344

Mezzanine equity
Redeemable preferred shares (US$0.00005 par value; 150,000 shares authorized, issued and outstanding as of December 31, 2019 and December 31, 2020, respectively; Redemption value of RMB1,061,981 and RMB980,910 as of December 31, 2019 and December 31, 2020, respectively; Liquidation value of RMB1,537,636 and RMB2,576,578 as of December 31, 2019 and December 31, 2020, respectively)	1,061,981	980,910
Total mezzanine equity	1,061,981	980,910

Shareholders' equity
Ordinary shares (US$0.00005 par value; 2,002,000,000 authorized; 1,148,842,379 and 1,427,590,059 Class A ordinary shares issued and outstanding as of December 31, 2019 and 2020, respectively; 67,590,336 Class B ordinary shares issued and outstanding as of December 31, 2019 and 2020, respectively)	412	507
Additional paid-in capital	12,403,043	28,728,717
Accumulated other comprehensive loss	(52,684)	(439,635)
Accumulated deficit	(2,057,190)	(2,723,597)
Total shareholders’ equity	10,293,581	25,565,992
Commitments and contingencies

Total liabilities, mezzanine equity and shareholders’ equity	14,160,742	28,524,246

Condensed Statements of Operations

	Years ended December 31,
	2018	2019	2020

Net revenue	—	—	—
Cost of revenue	(21,132)	(50,201)	(94,312)
Gross loss	(21,132)	(50,201)	(94,312)

Operating expenses
Selling and marketing expenses	(26,595)	(40,721)	(58,649)
General and administrative expenses	(96,581)	(153,854)	(224,934)
Research and development expenses	(949)	(2,364)	(4,596)
Loss from operations	(145,257)	(247,140)	(382,491)

Other income (expenses):
Interest income	14,907	48,020	18,641
Interest expenses	(48,809)	(128,539)	(155,605)
Equity in loss of subsidiaries	(251,085)	(114,418)	(144,153)
Others, net	(24)	(6)	(2,799)
Loss before income taxes	(430,268)	(442,083)	(666,407)

Income tax expenses	—	—	—
Net loss	(430,268)	(442,083)	(666,407)

Condensed Statements of Comprehensive Loss

	Years ended December 31,
	2018	2019	2020

Net loss	(430,268)	(442,083)	(666,407)
Other comprehensive income (loss):
Foreign currency translation adjustments, net of nil tax	61,434	86,570	(386,951)
Comprehensive loss	(368,834)	(355,513)	(1,053,358)

Condensed Statements of Cash Flows

	Years ended December 31,
	2018	2019	2020

Operating activities:
Net cash used in operating activities	(33,729)	(48,514)	(45,269)

Investing activities:
Increase of due from subsidiaries	(3,846,353)	(4,473,682)	(4,940,005)
Net cash used in investing activities	(3,846,353)	(4,473,682)	(4,940,005)

Financing activities:
Proceeds from long-term borrowings	413,433	268,100	—
Payment of issuance cost of borrowings	(25,751)	—	(10,619)
Payment of commitment cost of borrowings	—	—	(45,968)
Repayment of long-term borrowings	—	—	(657,820)
Proceeds from exercise of stock options	16,866	55,469	78,748
Net proceeds from issuance of convertible bonds	1,867,304	—	—
Net proceeds from issuance of ordinary shares	1,283,308	4,934,126	15,974,517
Net proceeds from issuance of redeemable preferred shares	—	989,349	—
Payment of redeemable preferred shares dividends	—	(25,014)	(65,489)
Net cash provided by financing activities	3,555,160	6,222,030	15,273,369
Effect of exchange rate changes on cash and restricted cash	143,216	70,291	(563,459)

Net (decrease) increase in cash and restricted cash	(181,706)	1,770,125	9,724,636
Cash and restricted cash at beginning of year	999,194	817,488	2,587,613
Cash and restricted cash at end of year	817,488	2,587,613	12,312,249

Supplemental disclosures of cash flow information
Interest paid	24,308	88,818	92,509

Supplemental disclosures of non-cash investing and financing activities
Settlement of liability-classified restricted share award	6,357	7,984	10,089
Conversion of convertible bonds	—	—	65